Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Reconciliation of Changes in Property Plant and Equipment
			Machinery	Mine
	Land and	Buildings and	and	Development	Assets Under
Improvements		Improvements	Equipment	Costs	Construction	Total
Useful life range (years)	2 – 80	1 – 60	1 – 80	2 – 60	n/a
Carrying amount – December 31, 2019	1,160	6,409	10,641	747	1,378	20,335
Acquisitions (Note 25)	8	27	42	-	-	77
Additions	25	91	224	1	1,077	1,418
Additions – ROU assets	-	24	299	-	-	323
Disposals	(5)	(9)	(34)	-	-	(48)
Transfers	46	58	923	164	(1,191)	-
Foreign currency translation and other	(15)	-	30	30	(10)	35
Depreciation	(39)	(198)	(1,060)	(82)	-	(1,379)
Depreciation – ROU assets	(2)	(55)	(222)	-	-	(279)
Impairment	(88)	(42)	(507)	(137)	(48)	(822)
Carrying amount – December 31, 2020	1,090	6,305	10,336	723	1,206	19,660
Balance – December 31, 2020 comprised of:
Cost	1,530	8,377	19,730	2,279	1,206	33,122
Accumulated depreciation and
impairments	(440)	(2,072)	(9,394)	(1,556)	-	(13,462)
Carrying amount – December 31, 2020	1,090	6,305	10,336	723	1,206	19,660
Balance – December 31, 2020 comprised of:
Owned property, plant and equipment	1,061	5,986	9,665	723	1,206	18,641
ROU assets	29	319	671	-	-	1,019
Carrying amount – December 31, 2020	1,090	6,305	10,336	723	1,206	19,660
Carrying amount – December 31, 2018	1,018	6,044	9,882	709	1,143	18,796
ROU assets recognized on adoption of IFRS 16, "Leases" ("IFRS 16")	48	307	704	-	-	1,059
Acquisitions (Note 25)	17	136	61	-	37	251
Additions	14	30	225	-	1,487	1,756
Additions – ROU assets	-	22	177	-	-	199
Disposals	(3)	(5)	(84)	-	-	(92)
Transfers	108	145	932	110	(1,295)	-
Foreign currency translation and other	(4)	(37)	(14)	5	6	(44)
Depreciation	(36)	(187)	(1,004)	(77)		(1,304)
Depreciation – ROU assets	(2)	(46)	(186)	-	-	(234)
Impairment	-	-	(52)	-	-	(52)
Carrying amount – December 31, 2019	1,160	6,409	10,641	747	1,378	20,335
Balance – December 31, 2019 comprised of:
Cost	1,474	8,207	18,548	2,068	1,378	31,675
Accumulated depreciation and
impairments	(314)	(1,798)	(7,907)	(1,321)	-	(11,340)
Carrying amount – December 31, 2019	1,160	6,409	10,641	747	1,378	20,335
Balance – December 31, 2019 comprised of:
Owned property, plant and equipment	1,117	6,065	9,973	747	1,378	19,280
ROU assets	43	344	668	-	-	1,055
Carrying amount – December 31, 2019	1,160	6,409	10,641	747	1,378	20,335
n/a = not applicable

Summary of Depreciation of Property Plant and Equipment

Depreciation of property, plant and equipment was included in the following:

	2020	2019
Freight, transportation and distribution	138	137
Cost of goods sold	1,111	1,008
Selling expenses	393	344
General and administrative expenses	56	40
	1,698	1,529
Depreciation recorded in inventory	132	161
	1,830	1,690

Impairment of Assets

In 2020, we recorded the following impairments:

Cash-generating units ("CGUs")	Aurora	White Springs
Segment	Phosphate
Impairment indicator	Lower long-term forecasted global phosphate prices
Pre-tax impairment loss ($)	545	215
Recoverable amount ($)	995 (post-tax)	160 (pre-tax)
Valuation technique	FVLCD a Level 3 measurement	Value in use ("VIU")
Key assumptions
End of mine life (proven and probable reserves) (year)	2050	2029
Post-tax discount rate (%)	10.5	12.0 (pre-tax - 16.0)

Disclosure Sensitivity Analysis Recoverable Value Long Lived Assets Explanatory

The following table highlights sensitivities to the recoverable amount which could result in additional impairment losses or reversals of previously recorded losses:

	Aurora
Key Assumptions		Change in Assumption		Increase (Decrease) to Recoverable Amount ($)
Net selling price	±	10 per tonne	±	150
Discount rate	±	1.0 percentage point	±	120

Key Assumptions Sensitivity Analysis For Recoverable Value Equal To Carrying Value

The following table indicates the percentages by which key assumptions would need to change individually for the estimated Trinidad CGU recoverable amount to be equal to the carrying amount:

Key Assumptions	Change Required for Carrying Amount to Equal Recoverable Amount
Net selling price (5-year average)	4 percent decrease
Production volumes (5-year average)	5 percent decrease
Discount rate (post-tax)	0.9 percentage point increase